Note 18 - Operating Segmentation - Results of Reportable Operating Segments (Details) - CAD ($) $ in Thousands	3 Months Ended
	Jan. 31, 2024	Jan. 31, 2023	Oct. 31, 2023
Statement Line Items [Line Items]
Net interest income	$ 26,568	$ 24,274
Non-interest income	2,283	1,644
Total revenue	28,851	25,918
Provision for (recovery of) credit losses	(127)	385
Revenue less provision for credit loss	28,978	25,533
Non-interest expenses:
Salaries and benefits	6,538	8,257
General and administrative	4,333	3,126
Premises and equipment	1,153	952
Noninterest expense	12,024	12,335
Income (loss) before income taxes	16,954	13,198
Income tax provision	4,255	3,781
Net income (loss)	12,699	9,417
Total assets	4,309,635	3,531,690	$ 4,201,610
Total liabilities	3,920,601	3,180,513	$ 3,824,452
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	(337)	(191)
Total revenue	(337)	(191)
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	(337)	(191)
Non-interest expenses:
Salaries and benefits	0	0
General and administrative	(337)	(191)
Premises and equipment	0	0
Noninterest expense	(337)	(191)
Income (loss) before income taxes	0	0
Income tax provision	0	0
Net income (loss)	0	0
Total assets	(16,635)	(14,386)
Total liabilities	(22,887)	(21,435)
Banking segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	26,568	24,274
Non-interest income	120	2
Total revenue	26,688	24,276
Provision for (recovery of) credit losses	(127)	385
Revenue less provision for credit loss	26,815	23,891
Non-interest expenses:
Salaries and benefits	5,371	6,684
General and administrative	4,276	2,862
Premises and equipment	768	623
Noninterest expense	10,415	10,169
Income (loss) before income taxes	16,400	13,722
Income tax provision	4,136	3,789
Net income (loss)	12,264	9,933
Total assets	4,299,625	3,522,279
Total liabilities	3,914,863	3,174,197
Cybersecurity segment [member] | Operating segments [member]
Statement Line Items [Line Items]
Net interest income	0	0
Non-interest income	2,500	1,833
Total revenue	2,500	1,833
Provision for (recovery of) credit losses	0	0
Revenue less provision for credit loss	2,500	1,833
Non-interest expenses:
Salaries and benefits	1,167	1,573
General and administrative	394	455
Premises and equipment	385	329
Noninterest expense	1,946	2,357
Income (loss) before income taxes	554	(524)
Income tax provision	119	(8)
Net income (loss)	435	(516)
Total assets	26,645	23,797
Total liabilities	$ 28,625	$ 27,751